U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 24F-2
ANNUAL NOTICE OF SECURITES SOLD
PURSUANT TO RULE 24F-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

1. Name and address of issuer:
GMO Trust
40 Rowes Wharf
Boston, MA 02110

2.The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
GMO Alpha Only Fund
GMO Asset Allocation Bond Fund
GMO Benchmark-Free Allocation Fund
GMO Core Plus Bond Fund
GMO Currency Hedged International Bond Fund
GMO Currency Hedged International Equity Fund
GMO Debt Opportunities Fund
GMO Developed World Stock Fund
GMO Domestic Bond Fund
GMO Emerging Countries Fund
GMO Emerging Country Debt Fund
GMO Emerging Domestic Opportunities Fund
GMO Emerging Markets Fund
GMO Flexible Equities Fund
GMO Foreign Fund
GMO Foreign Small Companies Fund
GMO Global Asset Allocation Fund
GMO Global Bond Fund
GMO Global Developed Equity Allocation Fund
GMO Global Equity Allocation Fund
GMO Global Focused Equity Fund
GMO International Bond Fund
GMO International Developed Equity Allocation Fund
GMO International Equity Allocation Fund
GMO International Equity Fund
GMO International Growth Equity Fund
GMO International Intrinsic Value Extended Markets Fund
GMO International Large/Mid Cap Equity Fund
GMO International Small Companies Fund
GMO Quality Fund
GMO Real Estate Fund
GMO Resources Fund
GMO Risk Premium Fund
GMO Short-Duration Collateral Share Fund
GMO Strategic Fixed Income Fund
GMO Strategic Opportunities Allocation Fund
GMO Taiwan Fund
GMO Tax-Managed International Equities Fund
GMO U.S. Core Equity Fund
GMO U.S. Equity Allocation Fund
GMO U.S. Growth Fund
GMO U.S. Intrinsic Value Fund
GMO U.S. Small/Mid Cap Fund
GMO U.S. Treasury Fund

3.Investment Company Act File Number: 811-4347
Securities Act File Number: 2-98772
4(a).Last day of fiscal year for
which this Form is filed: February 28, 2014
4(b).[ ]Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuers fiscal year).
(See instruction A.2)
NOTE: IF THE FORM IS BEING FILED LATE,
INTEREST MUST BE PAID ON THE
REGISTRATION FEE DUE.

4(c).[   ]Check box if this is the last
time the issuer will be filing this Form.

5.Calculation of registration fee:

(i)Aggregate sale price of securities sold during the fiscal yearpursuant to section 24(f):$51,277,802,006

(ii)Aggregate price of securities
redeemed or repurchased during
the fiscal year:$44,993,435,769

(iii)Aggregate price of securities
redeemed or repurchased during any
PRIOR fiscal year ending no earlier
than October 11, 1995 that were not
previously used to reduce registration
fees payable to the Commission:	$0

(iv)Total available redemption credits
[add items 5(ii) and 5(iii)]:
 $44,993,435,769

(v)Net sales -- if item
5(i) is greater
than Item 5(iv)
[subtract Item 5(iv)
from Item 5(i)]:
$6,284,366,237

(vi)Redemption credits available
for use in future years --
if Item 5(i) is
$0

less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

(vii) Multiplier for determining
registration fee (See Instruction
C.9):x  0.0001288

(viii) Registration fee due
[multiply Item 5(v) by Item
5(vii)] (enter 0 if no fee is due):
=$809,426.37

Certain series of the issuer serve
as master funds selling a portion
of their shares to corresponding
feeder funds (i.e., series of a
separate and distinct issuer that
 is itself an open-end fund
registered under the 1940
Act and subject to Section 24(f)
thereof) in accordance with
Section 12(d)(1)(E) of the
1940 Act.  Pursuant to no-action
 relief granted to the issuer
(see GMO Trust, SEC No-Action
Letter (pub. avail. May 24, 2012)),
 the issuer has excluded from Item
5(i) (aggregate sale price of
securities sold during the fiscal
 year) an amount of $6,119,515,390
 which represents the net sales
price (i.e., aggregate sales price
 reduced by the aggregate price of
redemptions) of shares of those
series of the issuer serving as
master funds and sold to
corresponding feeder funds
(which themselves will calculate
and pay Rule 24f-2 registration
fees on an annual basis).
Had this amount been included,
the aggregate sales price of securities
 sold during the fiscal year
(Item 5(i)) would have been
$57,460,921,428; net sales (Item 5(v))
would have been $12,403,881,627; redemption credits available for use in future years
(Item 5(vi)) would have been $0; and the registration fee due (Item 5(viii)) would have been $1,597,619.95.

6.Prepaid Shares
If the response to Item 5(i) was
determined by deducting an amount of
securities that were registered under
the Securities Act of 1933 pursuant
 to rule 24e-2 as in effect before
October 11, 1997, then report the
amount of securities (number of
shares or other units) deducted
here: 0.  If there is a number
of shares or other units that
were registered pursuant to rule
24e-2 remaining unsold at the end
of the fiscal year for which this
form is filed that are available
for use by the issuer
in future fiscal years,
then state that number here: 0

7.Interest due -- if this Form
is being filed more than 90 days
after the end of the issuers
fiscal year (see Instruction D):
+ $0.00

8.Total of the amount of the
registration fee due plus
any interest due
[Item 5(viii) plus Item 7]:
= $809,426.37

9.Date the registration fee
and any interest payment
was sent to the
Commissions lockbox
depository: May 29, 2014
CIK: 772129

Method of Delivery:

[X] Wire Transfer
[ ] Mail or other means

SIGNATURES

This report has been signed
below by the following persons
on behalf of the issuer
and in the capacities
and on the dates indicated.

By (Signature and Title)

/S/ Sheppard Burnett
-Treasurer-Sheppard Burnett

Date: May 29, 2014
Please print the name
and title of the signing
officer below the signature.